GOODWILL - Additional information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill impairment loss		¥ 93,417	¥ 141,755	¥ 732,400
Goodwill acquired		17,978	3,270,301
Gross amount of goodwill		6,478,800	6,462,800
Accumulated impairment losses on goodwill		¥ 1,622,000	1,528,600
Home Renovation and Furnishing Reporting Units
Goodwill
Percentage of fair value in excess of carrying amount		10.00%
Existing home transaction services
Goodwill
Goodwill impairment loss		¥ 59,163	59,022
Goodwill acquired		17,978	62,496
New home transaction services
Goodwill
Goodwill impairment loss		34,254	82,733
Goodwill acquired		0	0
Home renovation and furnishing
Goodwill
Goodwill impairment loss		0	0
Goodwill acquired		¥ 0	¥ 3,207,805
Home renovation and furnishing | Shengdu Home Renovation Co Ltd
Goodwill
Goodwill acquired	¥ 3,060,800